Accounts receivable	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Accounts receivable	Accounts receivable
Material accounting estimates and judgments
The Company has adopted the simplified method indicated in IFRS 9, Financial Instruments (“IFRS 9”), to build its allowance for expected credit losses (“ECL”). The Company uses a matrix based on a calculation of collectability rates according to historical accounts receivable. Allowance is made for lifetime expected credit losses as invoices are issued. The amount of allowance initially recognized is based on historical experience, tempered by expected changes in future cash collections, due to, for example, expected improved customer liquidity or more active credit management.
Accounting policies
Accounts receivable balances are non-interest bearing and payment terms are generally under agreements with payment terms of up to 180 days. The Company’s customers primarily consist of government-owned or government-funded hospitals, laboratories with a low credit risk, and biopharmaceutical companies. The Company has had minimal instances of actual credit losses and considers that this will continue to be the case.
The following table presents the accounts receivable and lease receivable less the expected credit loss (in USD thousands):

	As of December 31,
	2023	2022
Accounts receivable	$10,259	$6,060
Accrued contract revenue	4,451	1,499
Lease receivable	28	185
Allowance for expected credit losses	(1,181)	(1,095)
Net accounts receivable	$13,557	$6,649
The movement in the allowance for expected credit losses in accounts receivable is presented below (in USD thousands):

	2023	2022
As of January 1	$1,095	$1,676
Increase	1,311	404
Reversals	(1,097)	(804)
Write-off	(226)	(67)
Currency translation differences	98	(114)
As of December 31	$1,181	$1,095
As of December 31, 2023 and 2022, the Company’s largest customer balance represented 24% and 15% of accounts receivable. All customer balances that individually exceeded 1% of accounts receivable in aggregate amounted to $6.7 million and $5.4 million as of December 31, 2023 and 2022, respectively.
Accounts receivable includes amounts receivable that relate to leases. The Company is the lessor under finance leases related to the leasing out of DNA sequencing automation equipment. The Company recorded no long-term lease receivables as of December 31, 2023 and 2022, respectively. As of December 31, 2023 and 2022, the Company had recorded net lease receivables in the amount of less than $0.1 million and $0.2 million.